Investments in Non-Marketable Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 3,122	$ 12,242
Chi Lin Optoelectronics Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	356	488
Chi Lin Technology Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	406	432
C Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	0	8,962
TIEF Fund, L. P. [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	1,600	1,600
eTurboTouch Technology Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	477	477
Shinyoptics Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 283	$ 283